Prepaid Expenses and Deposits, Notes	12 Months Ended
Dec. 31, 2013
Notes
Prepaid Expenses and Deposits, Notes

NOTE 3 - PREPAID EXPENSES AND DEPOSITS

The components of the Company’s prepaid expenses as of December 31, are as follows:

	2013	2012	2011
Consulting fees (term 1-9 months)	$1,680,818	$696,868	$440,038
Rent ( term 1 month)	14,534	-	-
Insurance (term 11 months)	147,321	42,555	29,000
Deposits (term 1 month)	94,070	182,494	71,213
Total prepaid expenses	$1,936,743	$921,917	$540,251